Related party transactions - Transactions with Related Parties (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Related Party Transaction [Line Items]
Total transactions with related parties	$ (13,004)	$ (15,388)
Dividends on the Preferred Shares
Related Party Transaction [Line Items]
Total transactions with related parties	(7,922)	(10,684)
Deferred consideration accretion
Related Party Transaction [Line Items]
Total transactions with related parties	(36)	(47)
Interest expense on related party debt
Related Party Transaction [Line Items]
Total transactions with related parties	(372)	(494)
Franchise fees
Related Party Transaction [Line Items]
Total transactions with related parties	(4,365)	(3,849)
Lease payments
Related Party Transaction [Line Items]
Total transactions with related parties	$ (309)	$ (314)